CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues - Note 13	$ 13,709	$ 180
Cost of sales:
Production costs	11,041
Depreciation and amortization	1,011
Write-down of production inventories - Note 4	18,617	0
Total cost of sales	30,669
Operating expenses:
Project and development	7,708	4,916
Pre-production depreciation and amortization	1,067	3,472
Accretion - Note 11	422	1,271
General and administrative	6,072	5,342
Reduction in asset retirement obligation - Note 10	(1,880)	(16,987)
Impairment of long-lived assets ? Note 6	63
Write-down of supplies inventories		144
Write-down of mineral properties - Note 7		1,032
Loss from operations	(33,941)	(8,151)
Other income (expense):
Interest expense, net of capitalized interest of $44 and $145, respectively - Note 8	(64,844)	(50,893)
Interest income	795	464
Gain on retirement of debt - Note 9		3,321
Loss before reorganization items and income taxes	(97,990)	(55,259)
Reorganization items	(905)	(399)
Loss before income taxes	(98,895)	(55,658)
Income taxes - Note 15	0	145
Net loss	$ (98,895)	$ (55,803)
Loss per share:
Basic - Note 16	$ (36.10)	$ (21.10)
Diluted - Note 16	$ (36.10)	$ (21.10)
Weighted average shares outstanding:
Basic - Note 16	2,739,505	2,645,194
Diluted - Note 16	2,739,505	2,645,194
Mine Development [Member]
Operating expenses:
Care and maintenance	$ 3,529	$ 8,961